UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21065

                 AllianceBernstein Disciplined Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

Semi-Annual Report
December 31, 2003


AllianceBernstein
Investment Research and Management

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2003 (unaudited)

Company                                              Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Technology - 33.6%
Communication Equipment - 4.4%
Cisco Systems, Inc. (a)                              1,610            $ 39,107
Juniper Networks, Inc. (a)                             925              17,279
                                                                      --------
                                                                        56,386
                                                                      --------
Computer Hardware/Storage - 3.3%
Dell, Inc. (a)                                       1,255              42,620
                                                                      --------
Computer Services - 0.4%
Affiliated Computer Services, Inc. Cl. A (a)           110               5,991
                                                                      --------
Contract Manufacturing - 0.6%
Flextronics International Ltd.
Singapore) (a)                                         520               7,717
                                                                      --------
Internet Infrastructure - 1.8%
eBay, Inc. (a)                                         355              22,929
                                                                      --------
Semiconductor Components - 10.8%
Altera Corp. (a)                                       650              14,755
Broadcom Corp. Cl. A (a)                               575              19,602
Intel Corp.                                          1,855              59,731
Linear Technology Corp.                                320              13,462
Marvell Technology Group Ltd. (Bermuda) (a)            495              18,775
Maxim Integrated Products, Inc.                        265              13,197
                                                                      --------
                                                                       139,522
                                                                      --------
Software - 12.3%
Electronic Arts, Inc. (a)                              275              13,139
Intuit, Inc. (a)                                       255              13,492
Mercury Interactive Corp. (a)                          350              17,024
Microsoft Corp.                                      2,230              61,414
Symantec Corp. (a)                                     540              18,711
VERITAS Software Corp. (a)                             925              34,373
                                                                      --------
                                                                       158,153
                                                                      --------
                                                                       433,318
                                                                      --------
Healthcare - 23.8%
Biotechnology - 3.7%
Amgen, Inc. (a)                                        600              37,080
Gilead Sciences, Inc. (a)                              185              10,756
                                                                      --------
                                                                        47,836
                                                                      --------
Drugs - 8.6%
Allergan, Inc.                                         120               9,217
Forest Laboratories, Inc. (a)                          330              20,394
Pfizer, Inc.                                         1,790              63,241
Wyeth                                                  420              17,829
                                                                      --------
                                                                       110,681
                                                                      --------

Company                                              Shares         U.S. $ Value
--------------------------------------------------------------------------------
Medical Products - 5.3%
Alcon, Inc. (Switzerland)                              170            $ 10,292
Johnson & Johnson                                      500              25,830
Medtronic, Inc.                                        320              15,555
St. Jude Medical, Inc. (a)                             100               6,135
Stryker Corp.                                           80               6,801
Zimmer Holdings, Inc. (a)                               45               3,168
                                                                      --------
                                                                        67,781
                                                                      --------
Medical Services - 6.2%
Caremark Rx, Inc. (a)                                  400              10,132
Health Management Associates, Inc. Cl. A               950              22,800
UnitedHealth Group, Inc.                               320              18,618
WellPoint Health Networks, Inc. (a)                    295              28,612
                                                                      --------
                                                                        80,162
                                                                      --------
                                                                       306,460
                                                                      --------
Finance - 20.7%
Brokerage & Money Management - 5.6%
Merrill Lynch & Co., Inc.                              310              18,181
Morgan Stanley                                         595              34,433
The Goldman Sachs Group, Inc.                          205              20,240
                                                                      --------
                                                                        72,854
                                                                      --------
Insurance - 5.9%
ACE Ltd. (Cayman Islands)                              175               7,248
American International Group, Inc.                     810              53,687
The Progressive Corp.                                  175              14,628
                                                                      --------
                                                                        75,563
                                                                      --------
Mortgage Banking - 2.5%
Fannie Mae                                             430              32,276
                                                                      --------
Miscellaneous - 6.7%
Citigroup, Inc.                                      1,025              49,753
MBNA Corp.                                           1,465              36,405
                                                                      --------
                                                                        86,158
                                                                      --------
                                                                       266,851
                                                                      --------
Consumer Services - 12.0%
Broadcasting & Cable - 4.9%
Comcast Corp. Special Cl. A (a)                      1,010              31,593
Viacom, Inc. Cl. B                                     720              31,954
                                                                      --------
                                                                        63,547
                                                                      --------
Entertainment & Leisure - 2.4%
Harley-Davidson, Inc.                                  645              30,657
                                                                      --------

Company                                              Shares         U.S. $ Value
--------------------------------------------------------------------------------
Retail - General Merchandise - 4.7%
Bed Bath & Beyond, Inc. (a)                            530         $    22,975
Best Buy Co., Inc. (a)                                  90               4,702
Lowe's Cos., Inc.                                      395              21,879
Tiffany & Co.                                           85               3,842
Wal-Mart Stores, Inc.                                  125               6,631
                                                                   -----------
                                                                        60,029
                                                                   -----------
                                                                       154,233
                                                                   -----------
Consumer Staples - 5.8%
Beverages - 0.7%
Anheuser-Busch Cos., Inc.                              170               8,956
                                                                   -----------
Cosmetics - 2.1%
Avon Products, Inc.                                    405              27,333
                                                                   -----------
Household Products - 2.1%
The Procter & Gamble Co.                               270              26,968
                                                                   -----------
Retail - Food & Drug - 0.9%
Walgreen Co.                                           305              11,096
                                                                   -----------
                                                                        74,353
                                                                   -----------
Multi Industry Companies - 1.7%
Danaher Corp.                                          235              21,561
                                                                   -----------
Capital Goods - 1.6%
Miscellaneous - 1.6%
General Electric Co.                                   670              20,757
                                                                   -----------
Consumer Manufacturing - 0.6%
Building & Related - 0.6%
Centex Corp.                                            40               4,306
Lennar Corp. Cl. A                                      40               3,840
                                                                   -----------
                                                                         8,146
                                                                   -----------
Total Common Stocks
(cost $994,940)                                                      1,285,679
                                                                   -----------
Total Investments - 99.8%
(cost $994,940)                                                      1,285,679
Other assets less liabilities - 0.2%                                     3,128
                                                                   -----------
Net Assets - 100%                                                  $ 1,288,807
                                                                   ===========



(a) Non-income producing security.

    See notes to financial statements.

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (unaudited)

Assets
Investments in securities, at value (cost $994,940)..............   $ 1,285,679
Cash.............................................................           255
Receivable for investment securities sold........................        20,313
Dividends receivable.............................................           428
                                                                    -----------
Total assets.....................................................     1,306,675
                                                                    -----------
Liabilities
Distribution fee payable.........................................            37
Accrued expenses and other liabilities...........................        17,831
                                                                    -----------
Total liabilities................................................        17,868
                                                                    -----------
Net Assets.......................................................     1,288,807
                                                                    ===========

Composition of Net Assets
Capital stock, at par............................................   $      100
Additional paid-in capital.......................................      995,485
Accumulated net investment loss..................................       (5,417)
Accumulated net realized gain on investment transactions.........        7,900
Net unrealized appreciation of investments ......................      290,739
                                                                    ----------
                                                                    $1,288,807
                                                                    ==========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,284 / 100 shares of capital stock issued and
   outstanding)..................................................       $12.84
                                                                        ------
Sales charge - 4.25% of public offering price....................          .57
Maximum offering price...........................................       $13.41
                                                                        ======
Class B Shares
Net asset value and offering price per share
   ($1,272 / 100 shares of capital stock issued and
   outstanding)..................................................       $12.72
                                                                        ======
Class C Shares
Net asset value and offering price per share
   ($1,272 / 100 shares of capital stock issued and
   outstanding)..................................................       $12.72
                                                                        ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($1,284,979 / 99,700 shares of capital stock issued and
    outstanding).................................................       $12.89
                                                                        ======

See notes to financial statements.

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)


Investment Income
Dividends..............................................................               $    5,113
                                                                                      ----------
Expenses
Advisory fee...........................................................       6,108
Distribution fee - Class A.............................................           2
Distribution fee - Class B.............................................           6
Distribution fee - Class C.............................................           6
Administrative.........................................................      68,000
Audit..................................................................      15,396
Directors' fees........................................................       9,502
Transfer agency........................................................       9,000
Legal..................................................................       7,014
Custodian..............................................................       5,489
Amortization of offering expenses......................................       4,762
Printing...............................................................       3,849
Miscellaneous..........................................................         782
                                                                          ---------
Total expenses.........................................................     129,916
Less: expenses waived and reimbursed by the Adviser (see Note B).......    (121,350)
                                                                          ---------
Net expenses...........................................................                   8,566
                                                                                     ----------
Net investment loss....................................................                  (3,453)
                                                                                     ----------
Realized and Unrealized Gain on
   Investment Transactions
Net realized gain on investment transactions...........................                  31,298
Net change in unrealized appreciation/depreciation of investments......                 131,058
                                                                                     ----------
Net gain on investment transactions....................................                 162,356
                                                                                     ----------
Net Increase in Net Assets from
   Operations..........................................................              $  158,903
                                                                                     ==========

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended     July 22, 2002*
                                                                                     December 31, 2003          to
                                                                                        (unaudited)        June 30, 2003
                                                                                    -------------------  ----------------
Increase (Decrease) in Net Assets from Operations
Net investment loss..........................................................           $   (3,453)           $  (5,382)
Net realized gain (loss) on investment transactions..........................               31,298              (18,898)
Net change in unrealized appreciation/
  depreciation of investments................................................              131,058              159,681
                                                                                        ----------             --------
Net increase in net assets from
  operations.................................................................              158,903              135,401
Dividends and Distributions to Shareholders from
Net investment income
 Advisor Class...............................................................                   -0-                (997)
Net realized gain on investment transactions
 Class A.....................................................................                   (4)                  -0-
 Class B.....................................................................                   (4)                  -0-
 Class C.....................................................................                   (4)                  -0-
 Advisor Class..............................................................                (4,488)                  -0-
Capital Stock Transactions
Net increase.................................................................                   -0-             900,000
                                                                                        ----------             --------
Total increase...............................................................              154,403            1,034,404
Net Assets
Beginning of period..........................................................            1,134,404              100,000
                                                                                        ----------             --------
End of period................................................................           $1,288,807           $1,134,404
                                                                                        ==========           ==========



* Commencement of operations.
See notes to financial statements.

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Disciplined Growth Fund, Inc. (the "Fund") was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses
Offering expenses of $50,235 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the first $5 billion, .95% of the next $2.5 billion, .90% of the next $2.5 billion and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B and Class C shares, and 1.40% of average daily net assets for Advisor Class shares. For the period ended December 31, 2003, such reimbursement amounted to $44,350. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended December 31, 2003, expenses in the amount of $4,762 were waived and reimbursed by the Adviser that are subject to repayment.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended December 31, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended December 31, 2003, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $9,000.

AllianceBernstein Investment Research & Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended December 31, 2003.

Brokerage commissions paid on investment transactions for the period ended December 31, 2003, amounted to $606, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended December 31, 2003, were as follows:

                                                   Purchases          Sales
                                                  -----------        -------
Investment securities (excluding U.S.
   government securities).....................     $253,673          $270,587
U.S. government securities....................           -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation.................                 $   292,663
Gross unrealized depreciation.................                      (1,924)
                                                               -----------
Net unrealized appreciation....................                $   290,739
                                                               -----------

NOTE E
Capital Stock
There are 24,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                             Shares                  Shares                 Amount               Amount
                            --------                --------               --------             --------
                       Six Months Ended                              Six Months Ended
                       December 31, 2003      July 22, 2002(a)       December 31, 2003    July 22, 2002(a)
                          (unaudited)         to June 30, 2003          (unaudited)       to June 30, 2003
                      ------------------     ------------------     -------------------  ------------------
Class A
Shares sold                  0                      90                      $0                  $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                      $0                  $900
-----------------------------------------------------------------------------------------------------------

Class B
Shares sold                  0                      90                      $0                  $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                      $0                  $900
-----------------------------------------------------------------------------------------------------------


Class C
Shares sold                  0                      90                      $0                  $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                      $0                  $900
-----------------------------------------------------------------------------------------------------------


Advisor Class
Shares sold                  0                  89,730                      $0              $897,300
                      -------------------------------------------------------------------------------------
Net increase                 0                  89,730                      $0              $897,300
-----------------------------------------------------------------------------------------------------------


(a)   Commencement of operations.

NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2003.


NOTE G
Distributions to Shareholders
The tax character of distributions to be paid for the year ending June 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended June 30, 2003 were as follows:

Distributions paid from:
    Ordinary income.......................                      $    997
                                                                --------
Total taxable distributions...............                           997
                                                                --------
Total distributions paid..................                      $    997
                                                                ========

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...............                    $     -0-
Accumulated capital and other losses (a)....                     (20,862)
Unrealized appreciation/(depreciation)......                     159,681
                                                                --------
Total accumulated earnings/(deficit)........                    $138,819
                                                                ========

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $880 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses Incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003 post October capital losses of $18,018.

During the current fiscal year, permanent differences, primarily due to nondeductible expenses, resulted in a decrease in distributions in excess of net investment income and a corresponding decrease in additional paid in capital. This reclassification had no effect on net assets.

NOTE H
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; CharlesSchaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                    ========================================    ===================================
                                                                      Class A                                   Class B
                                                    ========================================    ===================================
                                                    Six Months                                     Six Months
                                                       Ended                                          Ended
                                                    December 31,               July 22,            December 31,          July 22,
                                                       2003                   2002 (a) to              2003            2002 (a) to
                                                    (unaudited)              June 30, 2003         (unaudited)        June 30, 2003
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of period..............   $ 11.32                    $ 10.00              $ 11.25            $ 10.00
                                                   ---------------------------------------------------------------------------------
Income from Investment Operations
Net investment loss (b) (c).......................      (.05)                      (.09)                (.09)              (.15)
Net realized and unrealized gain on
  investment transactions.........................      1.62                       1.41                 1.61               1.40
                                                   ---------------------------------------------------------------------------------
Net increase in net asset value from
  operations......................................      1.57                       1.32                 1.52               1.25
Less: Distributions
Distributions from net realized gain
  on investment transactions.....................       (.05)                        -0-                (.05)                -0-
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period....................   $ 12.84                    $ 11.32              $ 12.72            $ 11.25
                                                   ---------------------------------------------------------------------------------
Total Return
Total investment return based on net
  asset value (d).................................     13.83%                     13.20%               13.47%             12.50%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).................................   $     1                    $     1              $     1            $     1
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)............................      1.70%                      1.70%                2.40%              2.40%
  Expenses, before waivers/
    reimbursements (e)............................     21.61%                     31.67%               22.28%             32.25%
  Net investment loss (c) (e).....................      (.86)%                     (.84)%              (1.56)%            (1.53)%
Portfolio turnover rate...........................        21%                        25%                  21%                25%



See footnote summary on page 16.
                                       15

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                                    ========================================    ===================================
                                                                     Class C                                Advisor Class
                                                    ========================================    ===================================
                                                    Six Months                                     Six Months
                                                       Ended                                          Ended
                                                    December 31,               July 22,            December 31,          July 22,
                                                       2003                   2002 (a) to              2003            2002 (a) to
                                                    (unaudited)              June 30, 2003         (unaudited)        June 30, 2003
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of period..............   $ 11.25                    $ 10.00              $ 11.34            $ 10.00
                                                   ---------------------------------------------------------------------------------
Income from Investment Operations
Net investment loss (b) (c).......................      (.09)                      (.15)                (.03)              (.05)
Net realized and unrealized gain on
  investment transactions.........................      1.61                       1.40                 1.63               1.40
                                                   ---------------------------------------------------------------------------------
Net increase in net asset value from
  operations......................................      1.52                       1.25                 1.60               1.35
Less: Dividends and Distributions
Dividends from net investment income..............        -0-                        -0-                  -0-              (.01)
Distributions from net realized gain
  on investment transactions......................      (.05)                        -0-                (.05)                -0-
                                                   ---------------------------------------------------------------------------------
Total dividends and distributions.................      (.05)                        -0-                (.05)              (.01)
Net asset value, end of period....................   $ 12.72                    $ 11.25              $ 12.89            $ 11.34
                                                   ---------------------------------------------------------------------------------
Total Return
Total investment return based on net
  asset value (d).................................     13.47%                     12.50%               14.07%             13.50%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).................................    $    1                    $     1              $ 1,285            $ 1,131
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)............................      2.40%                      2.40%                1.40%              1.40%
  Expenses, before waivers/
    reimbursements (e)............................     22.28%                     32.25%               21.26%             31.24%
  Net investment loss (c) (e).....................     (1.56)%                    (1.53)%               (.56)%             (.54)%
Portfolio turnover rate...........................        21%                        25%                  21%                25%



(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived / reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund Distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.
                                       16

AllianceBernstein Disciplined Growth Fund

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS
John L. Blundin, Senior Vice President
Jack E. Plym(2),  Vice President
William D. Baird, Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian
Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1) Member of the Audit Committee.

(2) Mr. Plym is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.          DESCRIPTION OF EXHIBIT
         -----------          ----------------------
         11 (b) (1)           Certification of Principal Executive Officer
                              Pursuant to Section 302 of the Sarbanes-Oxley
                              Act of 2002

         11 (b) (2)           Certification of Principal Financial Officer
                              Pursuant to Section 302 of the Sarbanes-Oxley
                              Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Disciplined Growth Fund, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004